Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Operations [Abstract]
Shareholders' equity, reverse stock split	All prior period amounts have been restated to give retroactive effect to the 1 for 25 shares reverse stock split that occurred on April 27, 2011.
Gain recognized as an other-than-temporary impairment	$ 0	$ 401	$ 67
Net other-than-temporary impairment losses	$ 0	$ 0	$ 0